LONG-TERM DEBT - MORTGAGES AND TERM LOAN	12 Months Ended
Jul. 31, 2013
LONG-TERM DEBT?MORTGAGES AND TERM LOAN [Abstract]
LONG-TERM DEBT?MORTGAGES AND TERM LOAN

4. LONG-TERM DEBT-MORTGAGES AND TERM LOAN:

				July 31, 2013		July 31, 2012
		Current
		Annual	Final	Due	Due	Due	Due
		Interest	Payment	Within	After	Within	After
		Rate	Date	One Year	One Year	One Year	One Year
Mortgages:
Fishkill, New York property	(a,b)	6.98%	2/18/15	$48,320	$1,538,575	$45,028	$1,586,896
Bond St. building, Brooklyn, NY	(b)	6.98%	2/18/15	121,942	3,882,760	113,634	4,004,701
Total				$170,262	$5,421,335	$158,662	$5,591,597
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(a)	On August 19, 2004 the Company extended the then existing loan for forty-two (42) months, with an option to convert the loan to a seven (7) year permanent mortgage loan. (See Note 4(b) below). The Company, in February 2008, converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%.

(b)	The Company, on August 19, 2004, closed a loan with a bank for a $12,000,000 multiple draw term loan. The loan consists of: a) a permanent, first mortgage loan to refinance an existing first mortgage loan affecting the Fishkill, New York property, which matured on July 1, 2004 (the "First Permanent Loan")(see Note 4(a)), b) a permanent subordinate mortgage loan in the amount of $1,870,000 (the "Second Permanent Loan"), and c) multiple, successively subordinate loans in the amount $8,295,274 ("Subordinate Building Loans"). As of August 19, 2004, the Company refinanced the existing mortgage on the Company's Fishkill, New York property, which balance was $1,834,726, and took down an additional $2,820,000 for capital improvements for two tenants at the Company's Bond Street building in Brooklyn, New York. In fiscal 2006, 2007 and 2008, the Company drew down additional amounts totaling $916,670, on its multiple draw term loan to finance tenant improvements and brokerage commissions for the leasing of 13,026 square feet for office use at the Company's Bond Street building in Brooklyn, New York. The Company in February 2008 converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%.

     Maturities of long-term debt-mortgages and term loan payable outstanding at July 31, 2013 are as follows: Years ending July 31, 2014 (included in current liabilities); $170,262; 2015; $5,421,335.

     The carrying value of all properties collateralizing the above debt is $23,126,330 at July 31, 2013.